Income Tax - Schedule of Components of the Income Tax Provision (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Deferred Income Taxes and Tax Credits [Abstract]
Current income tax	$ 264,564	$ 33,745	$ 262,812
Deferred income tax	(9,144)	(1,166)	(9,078)
Total	$ 255,420	$ 32,579	$ 253,734